EMPLOYMENT (Schedule of Employment Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Wages and salaries	$ 23,718	$ 22,364	$ 25,320
Social welfare costs	2,061	1,965	2,346
Pension costs	508	347	351
Share-based payments	2,069	1,755	1,100
Restructuring cost	485	274	270
Employment Costs	28,841	26,705	29,387
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Wages and salaries	24,343	23,608	26,561
Social welfare costs	2,097	2,036	2,403
Pension costs	510	352	352
Share-based payments	2,069	1,755	1,100
Restructuring cost	485	274	270
Employment Costs	$ 29,504	$ 28,025	$ 30,686